Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 650	$ 2,070	$ 699	[1]
Accounts receivable	8,916	7,264	977	[1]
Other assets	624	139	136	[1]
Total current assets	10,190	9,473	1,812	[1]
Property and equipment, net	239	315	350	[1]
Intangible assets, net	11,515	12,760	12,329	[1]
Investment	20	23	0	[1]
Total assets	21,964	22,571	14,491	[1]
Current liabilities:
Accounts payable	693	661	747	[1]
Accrued expenses	1,248	964	436	[1]
Accrued compensation	14	59	38	[1]
Income taxes	94	117	94	[1]
Amounts due to related parties	3,500	3,500	3,500	[1]
Current portion of long-term debt	72	65	59	[1]
Total current liabilities	5,621	5,366	4,874	[1]
Long-term liabilities
Long term debt, net of current portion	129	184	219	[1]
Deferred income taxes	235	445	445	[1]
Mandatorily redeemable preferred shares	90	90	90	[1]
Total liabilities	6,075	6,085	5,628	[1]
One Horizon Group, Inc. stockholders' equity
Preferred stock $0.0001 par value, 50,000,000 shares authorized; Mandatorily Convertible Preferred Stock, Series A, 170,940 and no shares issued and outstanding	1	0	0	[1]
Common stock $0.0001 par value, authorized 200,000,000 shares issued and outstanding 33,035,069 shares (December 2013 32,920,069) and (2012 30,845,844)	3	3	3	[1]
Additional paid-in capital	30,025	28,269	21,630	[1]
Stock subscriptions receivable			(500)	[1]
Deferred compensation	(268)	0
Accumulated deficit	(14,578)	(13,319)	(12,725)	[1]
Accumulated other comprehensive income	398	1,137	455	[1]
Total One Horizon Group, Inc. stockholders' equity	15,581	16,090	8,863	[1]
Non-controlling interest	308	396	0	[1]
Total Equity	15,889	16,486	8,863	[1]
Total liabilities and equity	$ 21,964	$ 22,571	$ 14,491	[1]

[1]	Restated